SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                 SCHEDULE 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended :  June 30, 2008

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSDW Equity Finance Services (Luxembourg) S.a.r.l.
Address: 25 Cabot Square, Canary Wharf
         London, United Kingdom E144QA

13F File Number:
28-11347
June 2008

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the form is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  Joel Hodes
TITLE: Managing Director
PHONE: 212-761-8767

Signature, Place, and Date of Signing

/s/ Joel Hodes
----------------------------
New York, New York
August 15, 2008

Report Type  (Check only one):

[   ]    13F Holdings Report

[ X ]    13F Notice

[   ]    13F Combination Report








List of Other Mangers Reporting for this Manager:
28-03432        Morgan Stanley